Revolving Credit Facility and Notes Payable	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Revolving Credit Facility and Notes Payable
REVOLVING CREDIT FACILITY AND NOTES PAYABLE

At December 31, 2013, the Company maintained a revolving line of credit with its lenders (the "2012 Credit Facility”) in the amount of $205,000,000, which was scheduled to mature in February 2015. At December 31, 2013, the Company had $182,000,000 outstanding under the 2012 Credit Facility and $23,000,000 available for borrowings. During the year ended December 31, 2013, the Company received net proceeds of $79,500,000 from the 2012 Credit Facility. The 2012 Credit Facility charges interest at the prevailing 30-day LIBOR rate plus a fixed spread of 2.0%. The interest rate on amounts outstanding under the 2012 Credit Facility was 2.19% at December 31, 2013. Under the terms of the 2012 Credit Facility, the Company is required to maintain certain financial ratios and comply with certain financial covenants, which include a fixed charge coverage ratio, a leverage ratio and a covenant to maintain a defined level of tangible net worth. The Company’s 2012 Credit Facility contains provisions that allow the Company to repurchase stock and/or pay cash dividends within certain parameters and restricts the Company from pledging any of its assets as collateral against other indebtedness. The Company was in compliance with the requirements and covenants of the 2012 Credit Facility as of December 31, 2013. The Company is required to pay an annual commitment fee of 0.375% on the average daily unused portion of the 2012 Credit Facility commitment.

Subsequent to year end, on February 5, 2014, the Company entered into an agreement with a group of commercial lenders to establish a new revolving credit facility (the "2014 Credit Facility") in the amount of $160,000,000 with an accordion feature whereby the facility may be increased up to an additional $50,000,000 with the consent of any increasing or additional participating lenders. The Company used proceeds from the 2014 Credit Facility and available cash balances to retire and terminate the 2012 Credit Facility. The 2014 Credit Facility matures in February 2019 and bears interest, at the Company's option, at either (i) the prevailing LIBOR rate (with interest periods of 1, 2, 3 or 6 months at the Company's option) plus a fixed spread of 2.5% or (ii) the prevailing prime or base rate plus a fixed spread of 1.5%. The Company is required to maintain certain financial ratios and comply with certain financial covenants, including compliance with a leverage ratio of no greater than 2.5 times Consolidated EBITDA (as defined in the 2014 Credit Facility). The 2014 Credit Facility limits the Company's ability to incur additional indebtedness, subject to customary exceptions, including permitted additional unsecured debt so long as the aggregate principal amount of the loans and commitments under the 2014 Credit Facility plus such additional unsecured debt plus foreign third-party loans does not in the aggregate exceed $500,000,000. The 2014 Credit Facility is unsecured except for the pledge of 65% of the stock of certain of the Company's foreign subsidiaries, and the Company is restricted from pledging any of its other assets as collateral against other indebtedness. The 2014 Credit Facility is guaranteed by the Company's material U.S. operating subsidiaries. The 2014 Credit Facility allows the Company to repurchase shares of its stock and to pay cash dividends within certain parameters. The Company is required to pay an annual commitment fee of 0.50% on the average daily unused portion of the 2014 Credit Facility commitment. At February 5, 2014, upon the effectiveness of the 2014 Credit Facility, the Company had $145,870,000 outstanding under the 2014 Credit Facility and $14,130,000 available for borrowings and the 2014 Credit Facility had an interest rate of 2.69%.
At December 31, 2013, the Company had notes payable arising from a 16-store pawn acquisition in September 2012, with a remaining balance of $6,531,000 bearing interest at 4.0% per annum. The remaining balance is payable in monthly payments of principal and interest scheduled through September 2017. Of the $6,531,000 in notes payable, $1,647,000 is classified as a current liability and $4,884,000 is classified as long-term debt.

At December 31, 2013, the Company also had a note payable arising from a 29-store pawn acquisition in January 2012, with a remaining balance of $1,821,000 bearing interest at 3.0% per annum. The remaining balance is payable in monthly payments of principal and interest scheduled through January 2015. Of the $1,821,000 in notes payable, $1,679,000 is classified as a current liability and $142,000 is classified as long-term debt.

As of December 31, 2013, annual maturities of the outstanding long-term debt for each of the five years after December 31, 2013 are as follows (in thousands):

Fiscal
2014	$3,326
2015	183,856
2016	1,784
2017	1,386
2018	—
Thereafter	—
$190,352